UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21532

The Penn Street Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

2240 RIDGEWOOD ROAD, SUITE 101  WYOMISSING, PA 19610

 (Address of Principal Executive Offices)  (Zip Code)

The Penn Street Fund, Inc.

Mr. David D. Jones, Esquire

395 Sawdust Road, #2148  The Woodlands, TX 77381

 (Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:  866-207-5175

Date of fiscal year end: October 30

Date of reporting period: April 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Lighting the way to your investment future

Semi-Annual Report

April 30, 2008

TABLE OF CONTENTS

Berkshire Advisors Select Equity Portfolio seeks to maximize total return by investing in companies with market capitalization greater than $6 Billion, consistent earnings and/or dividend histories with attractive valuation.

Letter to Shareholders	1
Investment Advisor’s Report	2
Performance Illustration	3-4
Portfolio Illustration	5
Investment Portfolio	6-10
Financial Statements	11-14
Notes	15-20
Auditor’s Opinion	21
Expense Illustration	22
Directors and Officers	23-24
Additional Information	25-26

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

PORTFOLIO ILLUSTRATION

APRIL 30, 2008 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

APRIL 30, 2008 (UNAUDITED)

Shares		Value

COMMON STOCK - 94.27%

Accident & Health Insurance - 2.05%
1,400	Assurant, Inc.	$ 91,000

Aircraft & Parts - 1.93%
1,400	Textron, Inc.	85,414

Aircraft Engines & Engine Parts - 1.80%
1,100	United Technologies Corp.	79,717

Computer & Office Equipment - 4.92%
2,100	Hewlett-Packard Co.	97,335
1,000	International Business Machines Corp.	120,700
		218,035
Computer Storage Devices - 2.47%
5,800	Seagate Technology	109,446

Construction Machinery & Equipment - 1.46%
1500	CNH Global NV	64,710

Construction, Mining & Materials Handling Machinery & Equipment - 2.01%
1800	Dover Corp.	89,046

Crude Petroleum & Natural Gas - 3.70%
600	Appache Corp.	80,808
1,000	Occidental Petroleum Corp.	83,210
		164,018

Drilling Oil & Gas Wells - 3.93%
1,400	Ensco International, Inc.	89,222
575	Transocean, Inc. *	84,789
		174,011

The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS - CONTINUED

APRIL 30, 2008 (UNAUDITED)

Shares		Value

Electric & Other Services Combined - 4.09%
1400	Consolidated Edison, Inc.	58,240
1000	Public Service Enterprise Group, Inc.	43,910
3,800	Xcel Energy, Inc.	79,040
		181,190
Electric Services - 2.56%
1,500	American Eletric Power Co., Inc.	66,945
700	FPL Group, Inc.	46,403
		113,348

Engines & Turbines - 1.70%
1,200	Cummins, Inc.	75,180

Farm Machinery & Equipment - 1.90%
1,000	Deere & Co.	84,070

Fats & Oils - 3.06%
1,000	Archer Daniels Midland Co.	44,060
800	Bunge Ltd.	91,272
		135,332

Fire, Marine & Casualty Insurance - 8.95%
1,400	Ace Ltd.	84,406
2,000	Axis Capital Holding Ltd.	67,820
1,500	Chubb Corp.	79,455
1,300	Safeco Corporation	86,762
1,550	Travelers Companies, Inc.	78,120
		396,563
Household Appliances - 1.64%
1,000	Whirlpool Corp.	72,780

The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS - CONTINUED

APRIL 30, 2008 (UNAUDITED)

Shares		Value

Insurance Agents, Brokers & Service - 3.99%
1200	Hartford Financial Services Group, Inc.	85,524
1,500	Metlife, Inc.	91,275
		176,799
Life Insurance - 4.60%
700	Lincoln National Corp.	37,632
1000	Prudential Financial, Inc.	75,710
1,400	Torchmark Corp.	90,636
		203,978
Metal Mining - 1.03%
400	Freeport McMoran, Inc.	45,500

Miscellaneous Fabricated Metal Products - 2.48%
1,375	Parker Hannifin Corp.	109,794

Motor Vehicles Parts & Accessories - 1.68%
1,000	Magna International, Inc.	74,630

Perfumes, Cosmetics & Other Toilet Preparations - 2.03%
2,300	Avon Products, Inc.	89,746

Petroleum Refining - 6.61%
1000	Chevron Corporation	96,150
1200	ConocoPhillips	103,380
1000	Exxon Mobil Corp.	93,070
		292,600

Pharmaceutical Preparations - 3.37%
1600	Lilly Eli & Co.	77,024
3600	Pfizer, Inc.	72,396
		149,420

The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS - CONTINUED

APRIL 30, 2008 (UNAUDITED)

Shares		Value

Plastics, Foil & Coated Paper Bags - 1.01%
1000	Celenese	44,750

Radio & TV Broadcasting & Communications Equipment - 1.90%
2800	Nokia Corp.	84,196

Railroads, Line-Haul Operating - 3.24%
250	Union Pacific Corp. *	36,298
1,700	CSX Corp.	107,015
		143,313

Retail-Eating Places - 1.61%
1200	McDonalds Corp.	71,496

Retail - Family Clothing Stores - 1.11%
1,400	Nordstrom, Inc.	49,364

Services-Miscellaneous Business Services - 1.90%
1,800	Tyco International Ltd.	84,222

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 2.78%
1,600	AK Steel Holding Corp.	100,448
300	Nucor Corp.	22,650
		123,098

Telephone Communications - 1.84%
2,100	AT&T, Inc.	81,291

Water Transportation - 2.09%
2900	Royal Caribbean Cruises Ltd.	92,510

Wholesale-Durable Goods - 1.96%
1,000	W.W. Grainger, Inc.	86,710

The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS - CONTINUED

APRIL 30, 2008 (UNAUDITED)

Shares		Value

Wholesale-Motor Vehicle Supplies & New Parts - 0.86%
900	Genuine Parts Co.	38,214

TOTAL FOR COMMON STOCK (Cost $3,914,564) - 94.27%		$ 4,175,491

EXCHANGE TRADED FUNDS - 3.42%
2,400	Health Care Select SPDR	75,552
3,200	Technology Select Sector SPDR	76,160

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $164,029) - 3.42%		$ 151,712

SHORT TERM INVESTMENTS - 2.47%
109,429	Fidelity Institutional Money Market - Class I 5.33%** (Cost $109,429)	109,429

TOTAL INVESTMENTS (Cost $4,188,022) - 100.16%		$ 4,436,632

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.16)%		(7,120)

NET ASSETS - 100.00%		$ 4,429,512

* Non-income producing security during the period.
** Variable rate security; the rate shown represents the yield at April 30, 2008.

The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2008 (UNAUDITED)

Assets:
Investments, at Value (Cost $4,188,022)	$ 4,436,632
Cash	7,196
Receivables:
Due from Advisor	6,866
Dividends and Interest	2,879
Securities Sold	140,266
Prepaid Expenses	4,244
Total Assets	4,598,083
Liabilities:
Payable for Securities Purchased	158,586
Accrued Expenses	9,985
Total Liabilities	168,571
Net Assets	$ 4,429,512

Net Assets Consist of:
Paid In Capital	$ 4,212,341
Accumulated Undistributed Net Investment Loss	(2,366)
Accumulated Undistributed Realized Loss on Investments	(29,072)
Unrealized Appreciation in Value of Investments	248,609
Net Assets, for 347,716 Shares Outstanding, 1,000,000,000 shares authorized with a $0.01 par value per share	$ 4,429,512

Net Asset Value and Redemption Price Per Share	$ 12.74

Maximum Offering Price Per Share ($12.74/94.5%)	$ 13.48

The accompanying notes are an integral part of the financial statements.

 THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2008 (UNAUDITED)

Investment Income:
Dividends	$ 37,295
Interest	1,637
Total Investment Income	38,932

Expenses:
Advisory Fees (Note 3)	15,614
Transfer Agent Fees	6,957
Audit Fees	5,984
12b-1 fees	5,162
Miscellaneous Fees	4,499
Custody Fees	3,564
Registration Fees	3,371
Legal Fees	2,987
Printing and Mailing Fees	1,196
Insurance Fees	1,190
Total Expenses	50,524
Fees Waived and Reimbursed by the Advisor and Sub-Advisor (Note 3)	(9,226)
Net Expenses	41,298

Net Investment Loss	(2,366)

Realized and Unrealized Loss on Investments:
Realized Loss on Investments	(23,064)
Net Change in Unrealized Depreciation on Investments	(270,357)
Net Realized and Unrealized Loss on Investments	(293,421)

Net Decrease in Net Assets from Operations	(295,787)

The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)	For the
	Six Months	Year
	Ended	Ended
	4/30/2008	10/31/2007
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (2,366)	$ (6,610)
Net Realized Gain (Loss) on Investments	(23,064)	350,424
Unrealized Appreciation (Depreciation) on Investments	(270,357)	199,117
Net Increase (Decrease) in Net Assets Resulting from Operations	(295,787)	542,931

Distributions to Shareholders:
Net Investment Income	-	(72)
Realized Gains	(341,207)	(80,125)
Net Decrease in Net Assets from Distributions	(341,207)	(80,197)

Capital Share Transactions:
Proceeds from Sale of Shares - Class A	462,354	1,778,138
Proceeds from Sale of Shares - Class C	-	-
Shares Issued on Reinvestment of Dividends – Class A	340,730	80,197
Shares Issued on Reinvestment of Dividends - Class C	-	-
Cost of Shares Redeemed - Class A	(142,056)	(332,166)
Cost of Shares Redeemed - Class C	-	(1,331)
Net Increase from Shareholder Activity	661,028	1,524,838

Net Assets:
Net Increase in Net Assets	24,034	1,987,572
Beginning of Period	4,405,478	2,417,906
End of Period (Including undistributed net investment income of $(2,366) and $0, respectively)	$ 4,429,512	$4,405,478

Share Transactions:
Shares Sold - Class A	35,915	129,422
Shares Sold - Class C	-	-
Shares Issued on Reinvestment of Dividends - Class A	25,638	6,034
Shares Issued on Reinvestment of Dividends - Class C	-	-
Shares Redeemed - Class A	(10,787)	(23,278)
Shares Redeemed - Class C	-	(101)
Net Increase in Shares	50,766	112,077
Outstanding at Beginning of Period	296,950	184,873
Outstanding at End of Period	347,716	296,950

The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUSTANDING THROUGHOUT THE PERIOD

	(Unaudited)
	Six Months					Period
	Ended	For the Years Ended				Ended
Class A Shares	4/30/08	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03 *

Net Asset Value, at Beginning of Period	$ 14.84	$ 13.08	$ 11.37	$ 11.04	$ 10.53	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) **	(0.01)	(0.03)	0.03	0.04	0.06	(0.01)
Net Gain on Securities (Realized and Unrealized)	1.32	2.14	2.25	1.39	0.52	0.54
Total from Investment Operations	1.31	2.11	2.28	1.43	0.58	0.53

Distributions (Net Investment Income)	0.00	0.00	(0.03)	(0.09)	(0.01)	0.00
Distributions (Realized Gains)	(3.41)	(0.35)	(0.54)	(1.01)	(0.06)	0.00
Total Distributions	(3.41)	(0.35)	(0.57)	(1.10)	(0.07)	0.00

Net Asset Value, at End of Period	$ 12.74	$ 14.84	$ 13.08	$ 11.37	$ 11.04	$ 10.53

Total Return ***	(6.85)% (b)	16.48%	20.70%	13.41%	5.49%	5.30% (b)

Ratios/Supplamental Data:
Net Assets at End of Period (Thousands)	$ 4,430	$ 4,405	$ 2,417	$ 1,547	$ 999	$ 794
Before Waivers
Ratio of Expenses to Average Net Assets	2.45% (a)	3.54%	2.97%	3.64%	2.98%	2.72% (a)
Ratio of Net Investment Loss to Average Net Assets	(1.72)% (a)	(1.72)%	(0.78)%	(1.28)%	(0.42)%	(0.85)% (a)
After Waivers
Ratio of Expenses to Average Net Assets	2.00% (a)	2.00%	2.00%	2.00%	2.00%	2.00% (a)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.11)% (a)	(0.18)%	0.19%	0.36%	0.56%	(0.13)% (a)
Portfolio Turnover	59%	95%	114%	247%	107%	25%

* Commenced operations on April 2, 2003

** Per share net investment income has been determined on the basis of average shares outstanding during the period.

*** Assumes reinvestment of dividends.

(a) Annualized

(b) Not Annualized

The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2007 (UNAUDITED)

Note 1. Organization

The Penn Street Fund, Inc. (the “Company”) is an open-end, management investment company that was organized as a corporation in the State of Maryland on July 6, 1995. The Company is currently authorized to issue one billion (1,000,000,000) shares of common stock, par value $0.01, and may issue such shares in multiple series and classes. The Company currently issues shares in one series, the Berkshire Advisors Select Equity Portfolio (the “Fund”). The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is classified as a "non-diversified" mutual fund under the Investment Company Act of 1940 (“1940 Act”).

The Fund seeks to maximize total investment return by investing in a focused portfolio of predominately large capitalization stocks (greater than $6 billion).

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in accordance with accounting principles generally accepted in the United States of America.

Security Valuation- The Fund’s investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time, on the day of valuation. Securities included in the NASDAQ National Market System are valued at the NASDAQ official closing price. Other securities traded in the over-the-counter market, and listed securities for which no sale was reported on that date, are valued at the most recent bid price. Securities for which no quotations are readily available or for which the Fund's investment advisor believes the valuation does not reflect market value are valued at fair value as determined in good faith by the Fund's investment adviser under the supervision of the Board of Directors. Short-term investments are valued at amortized cost, which approximates fair market value. The Fund may value their held securities by using an independent pricing service.

Federal Income Taxes- No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from substantially all federal income taxes.

Investment Transactions- Investment transactions are recorded based on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Discounts and premiums on debt securities, if any, are amortized/accreted to income over their respective lives. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund.

Distributions to Shareholders- The Fund generally declares dividends annually, on a date selected by the Fund's Board of Directors. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year.

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - CONTINUED

APRIL 30, 2008 (UNAUDITED)

Use of Estimates- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications- Under the Fund's organizational documents, its officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provided general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Note 3. Investment Management Agreement

Berkshire Advisors, Inc., 2240 Ridgewood Road, Wyomissing, Pennsylvania 19610, serves as investment advisor to the Fund. For its services to the Fund, the Advisor receives an annual fee of 1.00%, calculated daily and paid monthly, based on the average daily net assets of the Fund. For the period November 1, 2007 to April 30, 2008, the Advisor earned a fee of $15,614 from the Fund for Advisory services.

The Advisor has voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, brokerage and extraordinary expenses) in order to attempt to maintain a net total annual operating expense ratio of 2.00%. However, in the event the Advisor does undertake such waivers and/or reimbursements, the Advisor may recover such waived fees and/or reimbursed expenses, at the Advisors discretion, at any time for a period of thirty-six months subsequent to the time such waiver or reimbursement is made. This commitment to waive fees is voluntary and can be terminated at any time. For the six months ended April 30, 2008 the Advisor waived $9,226 of its Advisory fees. The Fund has agreed that any operating  expenses of the Fund reimbursed or waived by the Advisor shall be repaid to the Advisor by the Fund in the first, second and third fiscal years following the period ending October 31, 2007 if the total  expenses  for the Fund for each such year or years,  after  giving effect to the repayment,  do not exceed 2.00% of the average daily net assets  (or any  lower  expense  limitation  or limitations  to which the Advisor may agree).  At April 30, 2008, amounts subject to future recoupment are as follows:

Fiscal Year Ended	Recoverable Through	Amount
October 31, 2007	October 31, 2010	$26,737
October 31, 2008	October 31, 2011	$9,226

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - CONTINUED

APRIL 30, 2008 (UNAUDITED)

Note 4. Related Party Transactions

Jay R. Kemmerer is the control person of the Advisor and also serves as a trustee and officer of the Trust.  Mr. Kemmerer receives benefits from the Advisor resulting from management fees paid to the Advisor by the Fund. Certain officers and directors of the Fund are also officers and/or directors of the Advisor. David Jones of Drake Compliance is a director of the Fund and acts as the compliance officer as well as legal counsel for the Fund. Greg Getts of Mutual Shareholder Services acts as the assistant Secretary for the Fund and is also President of the Transfer Agent.

Note 5. Distribution Plan

The Fund's Board of Directors has adopted distribution and shareholder servicing plans (the "Distribution Plans"), pursuant to Rule 12b-1 under the 1940 Act, for each class of shares of the Fund. The Distribution Plans provide for fees to be deducted from the average net assets of the Fund in order to compensate Unified Financial Services, Inc. (“UFSI”), the distributor, and other eligible entities for expenses relating to the promotion and sale of Fund shares. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Under the Class A Plan, the Class A shares compensate UFSI and other eligible entities for distribution expenses at a maximum annual rate of 0.25% (of which, the full amount may be service fees), payable on a monthly basis, of the Fund's average daily net assets attributable to Class A shares. During the fiscal period ended April 30, 2008, distribution fees of $5,162 were paid by the Fund for Class A shares.

The Distribution Plans provide that the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares, including but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature and payments to dealers and shareholder servicing agents.

Note 6. Capital Stock

The Fund is authorized to issue one billion of shares with $0.01 par value of separate series.  Paid in capital at April 30, 2008 was $4,212,341 representing 347,716 shares outstanding.

Note 7. Investment Transactions

For the period ended April 30, 2008, purchases and sales of investment securities other than U.S. Government obligations, aggregated $2,811,811 and $2,442,266, respectively.  There were no purchases and sales of U.S. Government obligations.

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - CONTINUED

APRIL 30, 2008 (UNAUDITED)

Note 8. Tax Matters

For Federal income tax purposes, the cost of investments owned at April 30, 2008 was $4,188,022.

At April 30, 2008, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	Depreciation	Net Appreciation
$474,759	($226,150)	$248,609

As of April 30, 2008, the components of distributable earnings on a tax basis were as follows:

Value
Unrealized appreciation on investments	248,609
$248,609

For federal income tax purposes the Fund paid a long term capital gain distribution of $0.5306 per share and a short term capital gain distribution of $0.5990 for a total distribution of $341,206 for the period ended April 30, 2008.

The short-term and long-term distributions per share paid to shareholders as of December 28, 2007 were as follows:

Short-term distribution per share:	$0.599
Long-term distribution per share:	$0.5306

Dividends and Distributions to Shareholders- The Fund records all dividends and distributions payable to shareholders on the ex-dividend date.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

Note 9. New Accounting Pronouncements

On July 13, 2006 the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 (FIN 48) "Accounting for the Uncertainty of Income Taxes". FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - CONTINUED

APRIL 30, 2008 (UNAUDITED)

positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of a deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementation of FIN 48 in a Fund’s calculation of net asset value per share as late as the Fund’s last such calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi-annual report on April 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact of the Fund's financial statements has not yet been determined.

In September 2007, the FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

EXPENSE ILLUSTRATION

APRIL 30, 2008 (UNAUDITED)

Expense Example

As a shareholder of the Berkshire Advisors Select Equity Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2007 through April 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	November 1, 2007	April 30, 2008	November 1, 2007 to April 30, 2008

Actual	$1,000.00	$931.46	$9.60
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,014.92	$10.02

* Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181/366 (to reflect the one-half year period).

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

DIRECTORS AND OFFICERS

APRIL 30, 2008 (UNAUDITED)

The following table provides information regarding each Director who is an “interested person” of the Company, as defined in the Investment Company Act of 1940, and each officer of the Company.

Name, Address and Age	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Mr. Jay R. Kemmerer 2240 Ridgewood Road, Wyomissing, PA 19610 48	Director, President, Treasurer; Indefinite. Since January, 2007.

President, Berkshire Advisors, Inc. Registered Investment Advisor - 2002 – present. President, Kemmerer & Co. Financial Planning - 1992 – Present. President, Jay R. Kemmerer d/b/a Berkshire Mortgage Company-Mortgage Broker Business 1998 - present

Mr. David Jones 719 Sawdust Road, Suite 113, The Woodlands, TX 77380 50	Director, Secretary, Chief Compliance Officer; Indefinite. Since February, 2007.

President, David D. Jones, Esq. & Assoc., P.C., a law firm - 1998 – present. Managing Member, Drake Compliance, LLC, a compliance consulting firm- 2004 – present. BA in Economics, The University of Texas at Austin- 1983 JD (cum laude), Saint Mary's University School of Law- 1994

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

DIRECTORS AND OFFICERS - CONTINUED

APRIL 30, 2008 (UNAUDITED)

The following table provides information regarding each Director who is not an “interested person” of the Company, as defined in the Investment Company Act of 1940.

Name, Address, and Age	Position and Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Mr. Michael Ricca 11 Chillemi Ct Berlin, NJ 45	Independent Director; Indefinite. Mr. Ricca was voted as an Independent Director of the Company at the September, 2007 board meeting

President, Cornerstone Property Group LLC-- September 2002 - Present. Self-Employed CPA -- Nov. 1993-2002.  Assistant Manager, Tax Examinations, Smithkline Beecham Corp. --July 1990-Nov. 1993.  Senior Tax Associate, Coopers and Lybrand --July 1986-1990.  MS in Taxation, Temple University--June 1991. BS in Business Administration, Drexel University--June 1985

Mr. Nelson H. Long 322 Oak Hill Lane, Wyomissing, PA 19610 68	Independent Director; Indefinite. Mr. Long has served as an Independent Director since February, 2007.	Treasurer, County of Berks, PA - 2000 – present. BA, History & Political Science, Rutgers University- 1962. MBA, Accounting, Rutgers University- 1965
Mr. Scott L. Rehr 137 Fox Hill Drive, Wernersville, PA 19565 44	Independent Director; Indefinite. Mr. Rehr has served as an Independent Director since February, 2007.

Executive Director, Berks Connections, Pretrial Services- 2002 - Present - Non-profit social service agency assisting individuals involved in criminal justice system; Sr. Vice President & Managing Director, Emerald Advisers, Inc.- 1991 – 2002. President, Emerald Mutual Funds- 1992 – 2002. BA in Economics, Dickinson College -1985

THE PENN STREET FUND, INC.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

ADDITIONAL INFORMATION

APRIL 30, 2008 (UNAUDITED)

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 839-6587 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ended June 30, are available without charge upon request (1) by calling the Fund at (800) 839-6587 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on January 31 and July 31. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (800) 839-6587.

Board of Directors and Officers

Jay R. Kemmerer

David Jones

Michael Ricca

Nelson H. Long

Scott L. Rehr

Investment Adviser

Penn Street Fund, Inc.

2240 Ridgewood Road, Suite 101

Wyomissing, PA 19610

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

            8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

Custodian

Huntington National Bank

7 Easton Oval – EA4E95

Columbus, OH 43219

Independent Auditors

Briggs Bunting & Dougherty, LLP

Two Penn Center Plaza, Suite 820

Philadelphia, PA 19102

Legal Counsel

David Jones & Associates

395 Sawdust Rd. #2148

The Woodlands, TX 77381

This report is provided for the general information of the shareholders of The Penn Street Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing.  You may obtain a current copy of the Fund’s prospectus by calling 1-800-839-6587.  Distributed by Unified Financial Services, Inc., Indianapolis, IN.  (Member FINRA)

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of July 2, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Penn Street Fund, Inc.

By /s/Jay R. Kemmerer, President and Treasurer

     Jay R. Kemmerer

     President and Treasurer

Date: July 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jay R. Kemmerer, President and Treasurer

     Jay R. Kemmerer

     President and Treasurer

Date July 8, 2008